Statement to Securityholder

Ally Auto Receivables Trust 2011-4
Final Report

Distribution Information	Deal Information
1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2011-4

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	9/14/2011

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2011-4

5. Collateral Summary	Collection Period, Begin:	3/1/2015

	Collection Period, End:	3/31/2015

6. Charge-Off and Delinquency Rates	Determination Date:	4/10/2015

7. Credit Instruments	Distribution Date:	4/15/2015

ABS Investor Relations - Ally Financial Inc. as Servicer:

8. Performance Tests	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com

The Class B Notes and the Class C Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class B Notes and the Class C Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder

Ally Auto Receivables Trust 2011-4
Final Report

1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Carryover	Carryover	Principal Balance
							(3) + (4) = (5)	Shortfall	Shortfall	(1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1	02005XAA6	281,170,000.00	0.00	0.31535000	0.00	0.00	0.00	0.00	0.00	0.00
A-2	02005XAB4	399,300,000.00	0.00	0.65000000	0.00	0.00	0.00	0.00	0.00	0.00
A-3	02005XAC2	414,280,000.00	0.00	0.79000000	0.00	0.00	0.00	0.00	0.00	0.00
A-4	02005XAD0	166,820,000.00	25,424,822.14	1.14000000	12,922,300.98	24,153.58	12,946,454.56	0.00	0.00	12,502,521.16	*
B	02005XAE8	47,200,000.00	47,200,000.00	1.80000000	0.00	70,800.00	70,800.00	0.00	0.00	47,200,000.00	*
C	02005XAF5	37,080,000.00	37,080,000.00	2.20000000	0.00	67,980.00	67,980.00	0.00	0.00	37,080,000.00	*
Deal Totals		1,345,850,000.00	109,704,822.14		12,922,300.98	162,933.58	13,085,234.56	0.00	0.00	96,782,521.16
*Pursuant to Section 8.01 of the Servicing Agreement, Ally Financial Inc. as Servicer will exercise the Optional Purchase and will effect the redemption of the outstanding Notes by depositing in the Collection Account when required pursuant to (ii) below an amount equal to the greater of (a) the remaining unpaid Principal Balance of the Notes, plus accrued and unpaid interest, and any accrued and unpaid Basic Servicing Fee payments, and (b) the sum of (i) the unpaid Aggregate Receivables Principal Balance plus accrued and unpaid interest and (ii) the fair market value of any other property held as part of the Trust Estate.

2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
A-1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	152.40871682	77.46254034	0.14478827	77.60732862	0.00000000	74.94617648
B	1,000.00000000	0.00000000	1.50000000	1.50000000	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	1.83333333	1.83333333	0.00000000	1,000.00000000

Statement to Securityholder

Ally Auto Receivables Trust 2011-4
Final Report

Beginning Aggregate Note Pool Factor:	81.51340947
Ending Aggregate Note Pool Factor:	71.91181867

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

Statement to Securityholder

Ally Auto Receivables Trust 2011-4
Final Report

3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1	0.00	3/16/2015	4/14/2015	Actual/360	N/A	N/A	0.31535000	0.31535000	0.00
A-2	0.00	3/16/2015	4/14/2015	30/360	N/A	N/A	0.65000000	0.65000000	0.00
A-3	0.00	3/16/2015	4/14/2015	30/360	N/A	N/A	0.79000000	0.79000000	0.00
A-4	25,424,822.14	3/16/2015	4/14/2015	30/360	N/A	N/A	1.14000000	1.14000000	24,153.58
B	47,200,000.00	3/16/2015	4/14/2015	30/360	N/A	N/A	1.80000000	1.80000000	70,800.00
C	37,080,000.00	3/16/2015	4/14/2015	30/360	N/A	N/A	2.20000000	2.20000000	67,980.00

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) - (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1	0.00	0.00	0.00	0.00	0.00
A-2	0.00	0.00	0.00	0.00	0.00
A-3	0.00	0.00	0.00	0.00	0.00
A-4	0.00	24,153.58	0.00	24,153.58	0.00
B	0.00	70,800.00	0.00	70,800.00	0.00
C	0.00	67,980.00	0.00	67,980.00	0.00
Deal Totals	0.00	162,933.58	0.00	162,933.58	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2011-4
Final Report
4. Collections and Distributions

Collections
Receipts During the Period	13,466,748.21
Administrative Purchase Payments	39,727.72
Warranty Payments	0.00
Liquidation Proceeds (Recoveries) Less Liquidation Expenses	103,394.30
Other Fees or Expenses Paid	0.00
Total Collections	13,609,870.23

Beginning Reserve Account Balance	6,742,764.82
Total Available Amount	20,352,635.05

Distributions
Total Available Amount	20,352,635.05
Basic Servicing Fee	104,183.53
Aggregate Class A Interest Distributable Amount	24,153.58
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	70,800.00
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	67,980.00
Third Priority Principal Distributable Amount	0.00
Reserve Account Deposit	6,742,764.82
Noteholders' Regular Principal Distributable Amount	12,922,300.98
Indenture Trustee expenses	0.00
Excess Total Available Amount to the Certificateholders	420,452.14

Supplemental Servicing Fees	31,824.52
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	3,033.29

Statement to Securityholder

Ally Auto Receivables Trust 2011-4
Final Report
 5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance
	Number of Receivables	62,937	20,268	19,075
Deal Totals	Aggregate Receivables Principal Balance	1,348,552,963.21	123,190,351.77	110,268,050.79
	Aggregate Amount Financed	1,414,008,601.93	125,020,241.79	111,808,784.88

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending
	Weighted	Weighted	Average Coupon	Weighted	Weighted	Average Original	Weighted	Weighted	Weighted
	Average Coupon	Average Coupon		Average Original	Average Original	Maturity	Average	Average	Average
				Maturity	Maturity		Remaining	Remaining	Remaining
							Maturity	Maturity	Maturity
Deal Totals	3.91000000	4.22436571	4.26365247	63.54	66.45	66.66	53.97	17.15	16.39

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.40%	1.31%	1.26%	1.15%	1.13%	1.32%	1.24%	1.50%	1.43%	1.46%	1.30%	1.39%	1.45%	1.17%	1.50%	1.27%	1.31%	1.39%	1.22%	1.42%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly	1.43%	1.47%	1.27%	1.49%	1.37%	1.30%	1.37%	1.17%	1.25%	1.23%	1.16%	1.31%	1.26%	1.18%	1.22%	1.31%	1.15%	1.23%	1.23%	0.95%

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly	1.23%	1.10%	1.11%	1.30%

Statement to Securityholder

Ally Auto Receivables Trust 2011-4
Final Report

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate			Delinquency Rate
	Average Aggregate Amount Financed	Net Charge-Offs	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	118,414,513.34	5,854.96	0.0593%	19,075	31	0.1625%
Preceding	131,220,240.24	10,680.23	0.0977%	20,268	41	0.2023%
Next Preceding	143,883,220.48	34,297.21	0.2860%	21,239	60	0.2825%
Three Month Average			0.1477%			0.2158%

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total Accounts	Total Balance
	Financed	Charge-Offs		Stratification
Totals	1,414,008,601.93	4,817,767.06	0.3407%	31 - 60 days	184	1,650,568.69
The information contained in this report is defined or determined in a manner consistent				61 - 90 days	23	159,631.72
with the prospectus for Ally Auto Receivables Trust 2011-4 related to delinquencies,				> 90 days	8	50,796.31
charge-offs or uncollectible accounts.

There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.
				Bankruptcies	Total Accounts	Total Balance
				Prior Period[1]	306	2,275,843.39
				Current Period	14	124,184.13
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged-Off[2]	21	53,326.03
2. Bankruptcy Inventory Charged-Off includes both bankruptcies returned to active status				Ending Inventory	299	2,346,701.49
and charge-offs on prior period bankruptcies.

Statement to Securityholder

Ally Auto Receivables Trust 2011-4
Final Report

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Required Cash Reserve Amount
				Draws	Releases
Cash Reserve	6,742,764.82	6,742,764.82	0.00	0.00	0.00	6,742,764.82	6,742,764.82

8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Overcollateralization Target reached?	YES
Initial Overcollateralization	2,702,963.21
Current Overcollateralization	13,485,529.63
Overcollateralization Target	13,485,529.63

There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to AART 2011-4. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2011-4 will perform in the future.